Taxes on Income (Narratives) (Details) ₪ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2008	Dec. 31, 2022 USD ($)
Deferred income taxes [Line Items]
Income tax rate		23.00%	23.00%	23.00%	23.00%
Tax provision | ₪		₪ 47
Unreleased trapped earnings amount		₪ 950	$ 270,000,000
Carryforward tax losses of subsidiaries for which deferred taxes recorded				$ 286,000,000			$ 384,000,000
Carryforward tax losses for which deferred taxes were not recorded				338,000,000			$ 109,000,000
Capital losses for which deferred taxes were not recorded			$ 142,000,000	$ 161,000,000
Royalty percentage for resources produced from the quarries		5.00%	5.00%
Amount of magnesium charge DSW per tone			$ 100
Percentage of revenue generates from bromine compounds sales		12.00%	12.00%
Percentage of revenue generates from downstream phosphate products sales		12.00%	12.00%
Amount of tax expenses for prior years	$ 188,000,000
Amount of interest and linkage net of corporate income tax	$ 124,000,000
Demand for payment of surplus profit levy by Israeli Tax Authority			$ 77,000,000
IRELAND [Member]
Deferred income taxes [Line Items]
Reduced tax rate percentage						11.50%
Israel [Member] | Preferred Enterprises Located In Development Area [Member]
Deferred income taxes [Line Items]
Income tax rate		7.50%	7.50%
Israel [Member] | Preferred Enterprises Located In Rest Of Country [Member]
Deferred income taxes [Line Items]
Income tax rate		16.00%	16.00%